Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.4%
Selamat Sempurna Tbk PT	12,339,100	$1,192,838

Automobiles — 5.1%
Astra International Tbk PT	46,403,230	17,417,643

Banks — 38.8%
Bank Brisyariah Tbk PT(a)	3,190,300	323,097
Bank BTPN Syariah Tbk PT	7,948,500	2,324,880
Bank Central Asia Tbk PT	26,322,058	57,835,825
Bank Mandiri Persero Tbk PT	33,647,960	15,072,475
Bank Negara Indonesia Persero Tbk PT	23,784,458	10,106,710
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,921,236	1,494,025
Bank Pembangunan Daerah Jawa Timur Tbk PT	23,544,500	1,058,836
Bank Rakyat Indonesia Persero Tbk PT	142,920,660	41,398,406
Bank Tabungan Negara Persero Tbk PT	18,886,326	2,200,284

		131,814,538

Capital Markets — 0.4%
Pacific Strategic Financial Tbk PT(a)	25,079,800	1,474,238
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	22,711

		1,496,949

Chemicals — 1.9%
Barito Pacific Tbk PT(a)	88,194,000	6,558,336

Construction & Engineering — 1.6%
Agung Semesta Sejahtera Tbk PT(a)	30,569,008	108,247
PP Persero Tbk PT	17,453,722	1,681,095
Waskita Karya Persero Tbk PT	26,343,900	1,940,344
Wijaya Karya Persero Tbk PT	15,678,670	1,798,828

		5,528,514

Construction Materials — 4.4%
Indocement Tunggal Prakarsa Tbk PT	5,630,944	5,702,727
Semen Indonesia Persero Tbk PT	9,629,155	7,978,832
Waskita Beton Precast Tbk PT	74,186,000	1,113,841

		14,795,400

Diversified Telecommunication Services — 10.9%
Inovisi Infracom Tbk PT(b)	9,476,400	0	(c)
Link Net Tbk PT	7,247,400	1,242,118
Sarana Menara Nusantara Tbk PT	54,540,900	4,229,624
Telekomunikasi Indonesia Persero Tbk PT	121,118,590	27,706,306
Tower Bersama Infrastructure Tbk PT	37,268,100	3,761,122

		36,939,170

Electronic Equipment, Instruments & Components — 0.3%
Erajaya Swasembada Tbk PT(a)	9,383,400	1,143,020

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	95,154,500	336,949

Food Products — 7.9%
Astra Agro Lestari Tbk PT	379,300	331,081
Charoen Pokphand Indonesia Tbk PT	23,668,325	10,183,079
Indofood CBP Sukses Makmur Tbk PT	7,649,154	5,363,075
Indofood Sukses Makmur Tbk PT	14,010,830	7,045,106
Inti Agri Resources Tbk PT(a)(b)	190,840,700	486,763
Japfa Comfeed Indonesia Tbk PT	21,048,400	1,990,058
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	17,498,500	1,474,732

		26,873,894

Security	Shares	Value

Gas Utilities — 1.1%
Perusahaan Gas Negara Tbk PT	38,496,207	$3,789,641

Health Care Providers & Services — 0.1%
Metro Healthcare Indonesia TBK PT(a)	10,509,000	282,820

Hotels, Restaurants & Leisure — 0.4%
Surya Permata Andalan Tbk PT(a)	32,543,800	1,498,121

Household Products — 3.8%
Unilever Indonesia Tbk PT	23,367,220	12,784,120

Insurance — 0.4%
Panin Financial Tbk PT(a)	78,751,978	1,249,323

Marine — 0.1%
Berlian Laju Tanker Tbk PT(a)	20,933,614	74,127
Trada Alam Minera Tbk PT(a)(b)	163,879,000	417,994

		492,121

Media — 1.3%
Media Nusantara Citra Tbk PT(a)	23,008,000	1,653,904
Surya Citra Media Tbk PT	24,336,800	2,835,271

		4,489,175

Metals & Mining — 1.8%
Aneka Tambang Tbk	35,280,454	2,860,915
Merdeka Copper Gold Tbk PT(a)	22,089,700	3,034,987
Timah Tbk PT(a)	3,779,200	286,384

		6,182,286

Multiline Retail — 0.8%
Matahari Department Store Tbk PT(a)	5,579,100	499,827
Mitra Adiperkasa Tbk PT(a)	36,141,600	2,060,481

		2,560,308

Oil, Gas & Consumable Fuels — 4.4%
Adaro Energy Tbk PT	49,478,339	4,870,743
AKR Corporindo Tbk PT	8,237,900	1,697,754
Bukit Asam Tbk PT	13,982,200	2,336,968
Indo Tambangraya Megah Tbk PT	2,156,300	2,000,534
Medco Energi Internasional Tbk PT(a)	44,818,786	1,580,719
Sekawan Intipratama Tbk PT(b)	30,572,100	22
Sugih Energy Tbk PT(a)(b)	39,886,700	28
United Tractors Tbk PT	1,572,796	2,561,920

		15,048,688

Paper & Forest Products — 2.4%
Indah Kiat Pulp & Paper Corp. Tbk PT	9,172,600	5,635,433
Pabrik Kertas Tjiwi Kimia Tbk PT	5,141,900	2,576,412

		8,211,845

Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	29,712,600	1,599,262

Pharmaceuticals — 2.2%
Kalbe Farma Tbk PT	68,872,485	7,340,870

Real Estate Management & Development — 4.4%
Bumi Serpong Damai Tbk PT(a)	32,764,822	2,436,477
Ciputra Development Tbk PT	41,870,613	2,742,940
Hanson International Tbk PT(a)(b)	372,896,535	943,563
Lippo Karawaci Tbk PT(a)	162,853,542	2,698,848
Pakuwon Jati Tbk PT(a)	69,198,777	2,450,382
Puradelta Lestari Tbk PT	62,917,300	1,158,534
Rimo International Lestari Tbk PT(a)(b)	54,096,000	144,445
Summarecon Agung Tbk PT(a)	41,980,358	2,437,953

		15,013,142

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.2%
Ace Hardware Indonesia Tbk PT	26,687,879	$2,995,771
Bintang Oto Global Tbk PT(a)	12,763,100	1,220,268

		4,216,039

Tobacco — 1.4%
Gudang Garam Tbk PT(a)	1,560,542	4,669,469

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	8,432,708	2,502,341

Wireless Telecommunication Services — 1.2%
Indosat Tbk PT(a)	7,416,000	1,155,467
Smartfren Telecom Tbk PT(a)	66,199,800	314,121
XL Axiata Tbk PT	14,197,200	2,423,177

		3,892,765

Total Common Stocks — 100.0% (Cost: $451,223,694)		339,919,587

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 100.0% (Cost: $451,243,694)		339,939,587

Other Assets, Less Liabilities — (0.0)%		(133,426)

Net Assets — 100.0%		$339,806,161

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$560,000	$—	$(540,000	)(a)	$—	$—	$20,000	20,000	$51	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	19	12/18/20	$1,142	$19,386

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Indonesia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$337,904,061	$—	$2,015,526	$339,919,587
Money Market Funds	20,000	—	—	20,000

	$337,924,061	$—	$2,015,526	$339,939,587

Derivative financial instruments(a)
Assets
Futures Contracts	$19,386	$—	$—	$19,386

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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